As filed with the U. S. Securities and Exchange Commission on June 23, 2008

1940 Act Registration No. 811-22118

1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒
(Check appropriate box or boxes)

DREMAN CONTRARIAN FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

(800) 247-1014

(Registrant’s Telephone Number, Including Area Code)

E. Clifton Hoover, Jr., Secretary

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Name and Address of Agent for Service of Process)

Please send copies of all communications to:

Steven M. Felsenstein, Esq.

c/o Greenberg Traurig, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[	] immediately upon filing pursuant to paragraph (b).
[ X	] on August 6, 2008 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[	] on (date) pursuant to paragraph (a)(1).
[	] 75 days after filing pursuant to paragraph (a)(2).
[	] on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 3 to the Registration Statement (the “Amendment”) was filed pursuant to Rule 485(a)(2) on February 22, 2008, for the purpose of registering 3 new series of Dreman Contrarian Funds. Pursuant to Rule 485(a)(2), the Amendment would have become effective on May 7, 2008. Post-Effective Amendment No. 4 to the Registration Statement was filed pursuant to Rule 485(a)(1) on May 6, 2008, for the purpose of delaying the effectiveness of the Amendment to July 7, 2008. This Post-Effective Amendment No. 5 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 6, 2008 as the new effective date of the Amendment. This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on the 23rd day of June, 2008.

DREMAN CONTRARIAN FUNDS

By:	/s/ JOHN C. SWHEAR
Name:	John C. Swhear

Title: Vice President and Acting Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/JOHN C. SWHEAR	Vice President and Acting Chief Executive Officer	June 23, 2008
John C. Swhear

* Brian R. Bruce	Trustee	June 23, 2008
Brian R. Bruce

* Dr. Robert B. Grossman	Trustee	June 23, 2008
Dr. Robert B. Grossman

* Robert A. Miller	Trustee	June 23, 2008
Robert A. Miller

/s/WILLIAM MURPHY	Treasurer and Chief Financial Officer	June 23, 2008
William Murphy

/s/JOHN C. SWHEAR	June 23, 2008
* By: John C. Swhear, Attorney-in-fact pursuant to Powers of Attorney